VOYA EQUITY TRUST
Voya Large-Cap Growth Fund
(the “Fund”)
Supplement dated June 24, 2026
to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’
Summary Prospectus and Prospectus,
each dated September 30, 2025, as supplemented
(together, the “Prospectuses”)
Effective July 24, 2026, the Prospectuses are revised as follows:
1.The section of the Prospectuses entitled “Principal Risks” is amended to include the following risk:
Focused Investing: To the extent that the Fund invests a substantial portion of its assets in issuers that share similar economic characteristics or in securities of a particular industry, sector or related group of industries or sectors, market segment, or geographic area, the Fund may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector or related group of industries or sectors, market segment, or geographic area in which the Fund focuses its investments, and if securities of such industry, sector or related group of industries or sectors, market segment, or geographic area fall out of favor, the Fund could underperform, or be more volatile than, a fund that has greater diversification.
•Information Technology Sector: Investments in companies involved in the information technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. Certain information technology companies, including semiconductor-related companies, may be particularly sensitive to supply and demand cycles, reduced demand for end-user products, underutilization of manufacturing capacity, inventory adjustments, high capital costs, reliance on a limited number of customers, suppliers, or specialized manufacturing facilities, shortages or price fluctuations in key components or raw materials, supply chain disruptions, research and development costs, trade restrictions, export controls, tariffs, intellectual property disputes, government regulation, and geopolitical developments. The failure of a company to adapt to these factors could have a material adverse effect on the company’s business, results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by
1
consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. The rapid growth of artificial intelligence (“AI”) applications has significantly increased demand for products sold by semiconductor-related companies. If AI-related demand fails to meet market expectations, the value of these companies may substantially decline, resulting in a decline in the Fund’s value. Many companies involved in the information technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than the overall market, especially over the short term.
2.The sub-section of the Prospectuses entitled “More Information About the Funds – Additional Information About the Principal Risks” is amended to replace the “Focused
Investing” risk and “Technology Sector” sub-risk with the following “Focused Investing” risk and “Information Technology Sector” sub-risk:
.
Focused Investing: To the extent that the Fund invests a substantial portion of its assets in issuers that share similar economic characteristics or in securities of a particular industry, sector or related group of industries or sectors, market segment, or geographic area, the Fund may be more sensitive to financial, economic, business, political, regulatory, and other developments and conditions, including natural or other disasters, affecting issuers in a particular industry, sector or related group of industries or sectors, market segment, or geographic area in which the Fund focuses its investments, and if securities of such industry, sector or related group of industries or sectors, market segment, or geographic area fall out of favor, the Fund could underperform, or be more volatile than, a fund that has greater diversification.
•Information Technology Sector: Investments in companies involved in the information technology sector are subject to significant competitive pressures, such as aggressive pricing of products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands, and the potential for limited earnings and/or falling profit margins. The sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments, and semiconductors and related equipment and materials. Certain information technology companies, including semiconductor-related companies, may be particularly sensitive to supply and demand cycles, reduced demand for end-user products, underutilization of manufacturing capacity, inventory adjustments, high capital costs, reliance on a limited number of customers, suppliers, or specialized manufacturing facilities, shortages or price fluctuations in key components or raw materials, supply chain disruptions, research and development costs, trade restrictions, export controls, tariffs, intellectual property disputes, government regulation, and geopolitical developments. The failure of a company to adapt to these factors could have a material adverse effect on the company’s business,
2
results of operations, and financial condition. These companies also face the risks that new services, equipment, or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the values of their securities. The rapid growth of artificial intelligence (“AI”) applications has significantly increased demand for products sold by semiconductor-related companies. If AI-related demand fails to meet market expectations, the value of these companies may substantially decline, resulting in a decline in the Fund’s value. Many companies involved in the information technology sector have limited operating histories, and prices of these companies’ securities historically have been more volatile than the overall market, especially over the short term.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Large-Cap Growth Fund

(the “Fund”)

Supplement dated July 24, 2026

to the Fund’s Class A, Class C, Class I, Class R, Class R6, and Class W Shares’

Statement of Additional Information,

dated September 30, 2025, as supplemented

(the “SAI”)

Effective July 24, 2026, the Concentration paragraph in the section of the SAI entitled “Supplemental Description of Fund Investments and Risks” is deleted in its entirety and replaced with the following:

Concentration. A Fund is required to state its policy on concentrating investments in a particular industry or group of industries. In applying a Fund’s concentration policy, the Fund may use a classification methodology it determines is reasonable, which may include widely recognized market indexes or rating group indexes, classifications developed by third-party providers, classifications developed by the Investment Adviser or Sub-Adviser, or a combination thereof. Industry classifications used by a Fund may be broader or narrower than industry classifications promulgated by third-party providers or utilized by other funds when the Adviser determines that such classifications more appropriately reflect a commonality of economic characteristics of the relevant companies. The classifications used by a Fund for its policy on concentration may differ from classifications used by the Fund, Adviser or Sub- Adviser for other purposes. The Adviser may classify and re-classify companies in a particular industry or sub-industry and define and re-define industries and sub-industries in any reasonable manner, consistent with SEC guidance, and such classifications may change over time.

The diversification and concentration status of each Fund is outlined in the table below.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE